Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents (Included $1,609 and $17,493 in the consolidated VIE that can be used only to settle obligations of the consolidated VIE as of December 31, 2022 and 2021, respectively.)	$ 1,438,430	$ 2,597,848
Accounts receivable	2,826
Amount due from related parties	10,534	7,004
Inventories	46,277	375,535
Prepaid taxes (Included $1,741 and $1,357 in the consolidated VIE that can be used only to settle obligations of the consolidated VIE as of December 31, 2022 and 2021, respectively.)	339,367	636,218
Prepayments and deposits	191,100	295,517
Total Current Assets	2,028,534	3,912,122
OTHER ASSETS
Property and equipment, net	142,149	215,799
Intangible assets, net	24,044	3,660
Operating right-of-use assets	81,133	237,718
Investment in marketable securities	16,687	89,001
Investment in non-marketable securities		1,500
Deferred offering costs	499,202	264,735
Total other assets	763,215	812,413
TOTAL ASSETS	2,791,749	4,724,535
CURRENT LIABILITIES
Accounts payable	28,833	13,715
Accounts payable – related parties	25,611
Customer deposits	363,018	279,689
Operating lease liabilities	82,708	157,094
Other payables and accrued liabilities ($1,090 and $1,548 are included in the consolidated VIE that are without recourse to the credit of Agape ATP Corporation as of December 31, 2022 and 2021, respectively.)	713,277	858,355
Other payable – related parties	4,880
Income tax payable	10,968	3,988
Total Current Liabilities	1,229,295	1,312,841
NON-CURRENT LIABILITIES
Operating lease liabilities		83,484
Deferred tax liabilities		15,574
Total Non-current Liabilities		99,058
TOTAL LIABILITIES	1,229,295	1,411,899
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 200,000,000 shares authorized; None issued and outstanding
Common Stock, par value $0.0001; 1,000,000,000 shares authorized, 75,452,012 and 290,460,047 shares issued and outstanding as of December 31, 2022 and 2021, respectively.	7,545	29,046
Additional paid in capital	6,470,716	6,449,215
Accumulated deficit	(4,945,586)	(3,258,687)
Accumulated other comprehensive income	9,266	93,398
TOTAL AGAPE CORPORATION STOCKHOLDERS’ EQUITY	1,541,941	3,312,972
NON-CONTROLLING INTERESTS	20,513	(336)
TOTAL EQUITY	1,562,454	3,312,636
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 2,791,749	$ 4,724,535